Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

6. Leases

The Company leases office, dormitory, warehouse and car parking spaces for varying periods in Hong Kong and Vietnam. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not recorded on the Consolidated Balance Sheets. The most significant assets in the Company’s leasing portfolio relate to real estate. For purposes of calculating lease liabilities for such leases, the Company have combined lease and non-lease components.

The Company’s rights-of-use assets and lease liabilities recognized in the Consolidated Balances Sheets consist of the following:

	As of March 31,
	2025	2026
	USD	USD
Rights-of-use assets – operating lease	983,097	1,213,030
Operating lease liabilities – current	405,146	466,439
Operating lease liabilities – non-current	615,366	776,854
	1,020,512	1,243,293

The component of lease expenses are as follows:

	As of March 31,
	2024	2025	2026
	USD	USD	USD
Operating lease expense	374,956	454,275	668,687

Other information about the Company’s leases is as follows:

	As of March 31,
	2024	2025	2026
	USD	USD	USD
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows used in operating leases	379,510	414,715	672,426
Right-of-use assets obtained in exchange for new operating lease liabilities	-	1,338,939	857,403
Weighted-average remaining lease term	0.58 years	3.31 years	2.62 years
Weighted-average discount rate	4.26%	8.49%	6.35%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

Total
USD
Years ending March 31,
2026	478,262
2027	239,349
2028	209,185
2029	209,185
2030 and thereafter	52,296
Total undiscounted lease payments	1,188,277
Less: imputed interest	(167,765)
Lease liabilities recognized in the Consolidated Balance Sheet	1,020,512

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2026:

Total
USD
Years ending March 31,
2027	532,453
2028	501,532
2029	271,521
2030	50,770
2031 and thereafter	-
Total undiscounted lease payments	1,356,276
Less: imputed interest	(112,983)
Lease liabilities recognized in the Consolidated Balance Sheet	1,243,293